Balance Sheets (Parenthetical)	Sep. 30, 2019 $ / shares shares
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Class A Common Stock
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	400,000,000
Common stock, shares issued (in shares)	21,997,198
Common stock, shares outstanding (in shares)	21,997,198
Class B Common Stock
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	150,000,000
Common stock, shares issued (in shares)	28,777,802
Common stock, shares outstanding (in shares)	28,777,802